UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21816

                   PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
               (Exact name of registrant as specified in charter)

                                   ----------

                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2010

                     DATE OF REPORTING PERIOD: JUNE 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

PNC ALTERNATIVE STRATEGIES
MASTER FUND LLC

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2009

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2009

                                                                                   % OF
INVESTMENT FUNDS*                                    COST         VALUE      MEMBERS' CAPITAL
-----------------                                -----------   -----------   ----------------
LONG/SHORT - VARIABLE EXPOSURE
   Cadian Fund, L.P.                             $ 3,000,000   $ 2,901,196          9.52%
   Cobalt Partners, L.P.                           2,755,461     2,767,553          9.09
   Coeus Capital, L.P.                             2,000,000     1,699,239          5.58
   Criterion Institutional Partners, L.P.          1,195,334     1,566,670          5.14
                                                 -----------   -----------         -----
      Total Long/Short - Variable Exposure         8,950,795     8,934,658         29.33
LONG/SHORT - LONG-BIASED
   Clovis Capital Partners Institutional, L.P.     2,046,500     2,392,329          7.85
   Harvey SMidCap, L.P.                            2,207,715     2,507,863          8.23
                                                 -----------   -----------         -----
      Total Long/Short - Long-Biased               4,254,215     4,900,192         16.08
LONG/SHORT - HIGHLY HEDGED
   Pennant Winward Fund, L.P.                      1,399,159     2,786,604          9.15
   Tiedemann/Falconer Partners, L.P.               2,000,000     1,998,945          6.56
                                                 -----------   -----------         -----
      Total Long/Short - Highly Hedged             3,399,159     4,785,549         15.71
EVENT-DRIVEN
   Altima Global Special Situations Fund, L.P.       994,598     1,026,982          3.37
   Perry Partners, L.P.                              108,884        74,388          0.24
                                                 -----------   -----------         -----
      Total Event-Driven                           1,103,482     1,101,370          3.61
MACRO
   Wexford Spectrum Fund I, L.P.**                   697,792       824,680          2.71
                                                 -----------   -----------         -----
      Total Macro                                    697,792       824,680          2.71
STRUCTURED CREDIT
   Petra Offshore Fund, L.P.                       1,250,000            --          0.00
                                                 -----------   -----------         -----
      Total Structured Credit                      1,250,000            --          0.00
                                                 -----------   -----------         -----
Total Investment Funds                            19,655,443    20,546,449         67.44
                                                 -----------   -----------         -----
REGISTERED INVESTMENT COMPANY
-----------------------------
   SEI Daily Income Trust Money Market Fund           54,647        54,647          0.18
                                                 -----------   -----------         -----
      Total Investments                          $19,710,090   $20,601,096         67.62%
                                                 ===========   ===========         =====

*    All Investment Funds are non-income producing.

**   Fund investment fully or partially segregated to cover tender offers.

As of June 30, 2009, the value of the PNC Alternative Strategies Master Fund LLC's (the "Master Fund") investments by country as a percentage of members' capital is as follows:

COUNTRY                      COST         VALUE
-------                  -----------   -----------
Cayman Islands - 6.56%   $ 3,250,000   $ 1,998,945
United States - 61.06%    16,460,090    18,602,151
                         -----------   -----------
                         $19,710,090   $20,601,096
                         ===========   ===========

Percentages above are based on members' capital of $30,466,044. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $19,710,090. Net unrealized appreciation on investments for tax purposes was $891,006 consisting of $2,576,122 of gross unrealized appreciation and $1,685,116 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 67.62% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

PNC ALTERNATIVE STRATEGIES MASTER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2009

On April 1, 2008, the Master Fund adopted the Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS No. 157) which clarifies the definition of fair value for financial reporting, established a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates prepayment speeds, credit risks, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The table below sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at June 30, 2009:

                                              Level 1   Level 2     Level 3        Total
                                              -------   -------   -----------   -----------
Investments in other hedge funds              $    --   $    --   $20,546,449   $20,546,449
Investment in registered investment company    54,647        --            --        54,647
                                              -------   -------   -----------   -----------
TOTAL                                         $54,647   $    --   $20,546,449   $20,601,096
                                              =======   =======   ===========   ===========

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                Change in
  Beginning                     unrealized                     Net transfers in      Ending
Balance as of     Realized     appreciation/   Net purchase/    and/or out of     Balance as of
   3/31/09      gain/(loss)   (depreciation)       sales           Level 3           6/30/09
-------------   -----------   --------------   -------------   ----------------   -------------
 $25,055,586     $866,881        $297,992       $(5,674,010)         $--           $20,546,449
 -----------     --------        --------       ------------         ---           -----------

The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment.

INVESTMENT FUNDS                                  LIQUIDITY
----------------                                 ----------
   Altima Global Special Situations Fund, L.P.    Quarterly
   Cadian Fund, L.P.                              Quarterly
   Clovis Capital Partners Institutional, L.P.    Quarterly
   Cobalt Partners, L.P.                         Semi-Annual
   Coeus Capital, L.P.                            Quarterly
   Criterion Institutional Partners, L.P.         Quarterly
   Harvey SMidCap, L.P.                           Quarterly
   Pennant Winward Fund, L.P.                     Quarterly
   Perry Partners, L.P.                            Annually
   Petra Offshore Fund, L.P.                      Quarterly
   Tiedemann/Falconer Partners, L.P.              Quarterly
   Wexford Spectrum Fund I, L.P.                  Quarterly

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial reports.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) As of the date of this Form N-Q there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNC Alternative Strategies Master Fund LLC


/s/ Kevin A. McCreadie
-------------------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s Kevin A. McCreadie
-------------------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: August 27, 2009


/s/ Jennifer E. Spratley
-------------------------------------
Jennifer E. Spratley
Chief Financial Officer

Date: August 27, 2009